Production and operating costs	12 Months Ended
Dec. 31, 2021
Disclosure Of Production And Operating Costs [Abstract]
Disclosure Of Production And Operating Costs Explanatory [Text Block]

Note 9     Production and operating costs

Amounts in US$ '000	2021	2020	2019
Staff costs (Note 11)	16,655	14,689	14,213
Share-based payment (Note 11)	339	528	329
Royalties	113,023	35,875	64,576
Well and facilities maintenance	17,989	15,039	27,660
Operation and maintenance	7,826	7,491	7,743
Consumables	19,270	16,776	17,625
Equipment rental	8,127	8,570	10,476
Safety and Insurance costs	4,216	4,505	4,107
Gas plant costs	2,596	1,591	3,414
Transportation costs	3,383	5,622	2,941
Field camp	4,386	3,130	2,583
Non-operated blocks costs	4,941	3,442	1,353
Other costs	10,039	7,814	11,944
	212,790	125,072	168,964